ADDITIONAL FINANCIAL INFORMATION (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended												12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Programming And Content [Member]	Dec. 31, 2012 Programming And Content [Member]	Dec. 31, 2011 Programming And Content [Member]	Dec. 31, 2013 Other Operating [Member]	Dec. 31, 2012 Other Operating [Member]	Dec. 31, 2011 Other Operating [Member]	Dec. 31, 2012 SpectrumCo [Member]	Dec. 31, 2013 SpectrumCo [Member]	Sep. 30, 2011 Clearwire [Member]	Dec. 31, 2012 Parent [Member]	Dec. 31, 2012 Noncontrolling Interests [Member]
Other Current Assets
Prepaid income taxes	$ 142	$ 23
Other prepaid expenses	155	165
Other current assets	34	35
Total other current assets	331	223
Other Current Liabilities
Accrued interest	529	586
Accrued compensation and benefits	394	384
Accrued insurance	185	169
Accrued franchise fees	155	168
Accrued sales and other taxes	132	99
Other accrued expenses	442	399
Total other current liabilities	1,837	1,805
Noncontrolling Interests
Ownership percentage in Erie acquired by TWC		45.81%
TWC ownership percentage in Erie		100.00%
Acquisition of remaining noncontrolling interest in Erie		32											27	5
Interest Expense, Net
Interest expense	(1,555)	(1,614)	(1,524)
Interest income	3	8	6
Interest expense, net	(1,552)	(1,606)	(1,518)
Other Income (Expense), Net
Income (loss) from equity-method investments, net	19	454	(88)
Lloss on equity award reimbursement obligation to Time Warner	(10)	(9)	(5)
Gain on sale of investment in Clearwire	0	64	0
Other investment losses	0	(12)	0
Other	2	0	4
Other income (expense), net	11	497	(89)
TWC's share of the gain recognized on SpectrumCo's sale of spectrum licenses										430
Equity-method investments	53	64								8	0	0
Related Party Transactions
Revenue	7	9	17
Operating costs and expenses	(225)	(231)	(250)	(205)	(207)	(225)	(20)	(24)	(25)
Supplemental Cash Flow Information
Cash paid for interest	(1,740)	(1,773)	(1,595)
Interest income received	164	171	161
Cash paid for interest, net	(1,576)	(1,602)	(1,434)
Cash paid for income taxes	(698)	(554)	(111)
Cash refunds of income taxes	2	10	273
Cash (paid for) refunds of income taxes, net	(696)	(544)	162
Purchases of short-term investments in U.S. Treasury securities	(575)	(150)
Proceeds from maturity of short-term investments in U.S. Treasury securities	725
Value of common stock repurchased and retired that settled in the next quarterly period	$ 51	$ 33	$ 18